OTHER COMPREHENSIVE INCOME (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Before Tax Amount
Foreign currency translation adjustments	¥ 17,616	¥ 28,204	¥ 6,511
Unrealized holding gain on securities:
Amount arising during the period	3,605	(6,750)	50,400
Net unrealized holding gain during the period	3,605	(6,750)	50,400
Adjustments related to retirement and severance benefits:
Amount arising during the period	(7,591)	1,665	(484)
Net adjustments related to retirement and severance benefits	(7,591)	1,665	(484)
Other comprehensive income	13,630	23,119	56,427
Tax Benefit (Expense)
Foreign currency translation adjustments	(2,173)	(2,702)	(345)
Unrealized holding gain on securities:
Amount arising during the period	(1,285)	2,406	(20,508)
Net unrealized holding gain during the period	(1,285)	2,406	(20,508)
Adjustments related to retirement and severance benefits:
Amount arising during the period	2,705	(594)	197
Net adjustments related to retirement and severance benefits	2,705	(594)	197
Other comprehensive income	(753)	(890)	(20,656)
Net of Tax Amount
Foreign currency translation adjustments	15,443	25,502	6,166
Unrealized holding gain on securities:
Amount arising during the period	2,320	(4,344)	29,892
Net unrealized holding gain during the period	2,320	(4,344)	29,892
Adjustments related to retirement and severance benefits:
Amount arising during the period	(4,886)	1,071	(287)
Net adjustments related to retirement and severance benefits	(4,886)	1,071	(287)
Total other comprehensive income	¥ 12,877	¥ 22,229	¥ 35,771